Commodity And Other Derivative Contractual Assets And Liabilities (Concentrations of Credit Risk Related to Derivatives) (Details) - Credit Risk Contract [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative [Line Items]
Total credit risk exposure to all counterparties related to derivative contracts	$ 361
Net exposure to those counterparties after taking into effect master netting arrangements, setoff provisions and collateral	180
Largest net exposure to single counterparty	$ 63
Credit risk exposure to Banking and financial sector percentage	34.00%
Net exposure to banking and financial sector percentage	24.00%